Related-Party Transactions - Narrative (Details) - USD ($) $ in Thousands			6 Months Ended		12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Receivable from related party			$ 46		$ 17	$ 15
Board of Directors | Consulting services
Related Party Transaction [Line Items]
Expenses from transactions with related party			$ 50	$ 50	100	100
AuraSense
Related Party Transaction [Line Items]
Quarterly revenue from related party for indirect costs	$ 3	$ 8
Receivable from related party					$ 17	$ 15